FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - Aldel Financial Inc. - shares	Apr. 12, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of units (in shares)	2,000	1,500,000
Underwriters over-allotment option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of units (in shares)	0	10,000,000